Derivatives (Summary of Hedging Instruments by Term to Maturity) (Details) $ in Millions	12 Months Ended
	Oct. 31, 2024 CAD ($) $ / $ € / $ £ / $	Oct. 31, 2023 CAD ($)
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 25,783,596	$ 23,423,169
Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	159,693	144,485
Hedging Instrument [Member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	709,991	638,996
Interest rate swap contract [member] | Interest rate risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	547,889	492,270
Equity derivatives forwards contracts [member] | Equity price risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	2,409	2,241
Pay fixed [member] | Interest rate swap contract [member] | Interest rate risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	230,740	238,472
Receive fixed [member] | Interest rate swap contract [member] | Interest rate risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	317,149	253,798
U.S. Dollar [member] | Forward contract [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	7,816	8,067
U.S. Dollar [member] | Cross currency swaps [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	46,944	51,497
EUR [member] | Forward contract [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	15,141	14,664
EUR [member] | Cross currency swaps [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	61,877	47,618
GBP [member] | Cross currency swaps [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	9,760	5,723
Others [member] | Forward contract [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	901	172
Others [member] | Cross currency swaps [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	17,254	$ 16,744
Not later than one year [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	32,064
Not later than one year [member] | Hedging Instrument [Member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	165,548
Not later than one year [member] | Interest rate swap contract [member] | Interest rate risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	131,075
Not later than one year [member] | Equity derivatives forwards contracts [member] | Equity price risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	2,409
Not later than one year [member] | Pay fixed [member] | Interest rate swap contract [member] | Interest rate risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 18,647
Average Fixed Interest Rate	0.0286
Not later than one year [member] | Receive fixed [member] | Interest rate swap contract [member] | Interest rate risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 112,428
Average Fixed Interest Rate	0.0417
Not later than one year [member] | U.S. Dollar [member] | Forward contract [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 2,278
Average foreign exchange rate | $ / $	1.31
Not later than one year [member] | U.S. Dollar [member] | Cross currency swaps [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 9,345
Average foreign exchange rate | $ / $	1.29
Not later than one year [member] | EUR [member] | Forward contract [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 2,623
Average foreign exchange rate | € / $	1.63
Not later than one year [member] | EUR [member] | Cross currency swaps [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 10,197
Average foreign exchange rate | € / $	1.41
Not later than one year [member] | GBP [member] | Cross currency swaps [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 1,792
Average foreign exchange rate | £ / $	1.65
Not later than one year [member] | Others [member] | Forward contract [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 810
Not later than one year [member] | Others [member] | Cross currency swaps [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	5,019
Later than one year and not later than five years [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	101,089
Later than one year and not later than five years [member] | Hedging Instrument [Member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	386,037
Later than one year and not later than five years [member] | Interest rate swap contract [member] | Interest rate risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	284,948
Later than one year and not later than five years [member] | Equity derivatives forwards contracts [member] | Equity price risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	0
Later than one year and not later than five years [member] | Pay fixed [member] | Interest rate swap contract [member] | Interest rate risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 106,879
Average Fixed Interest Rate	0.0306
Later than one year and not later than five years [member] | Receive fixed [member] | Interest rate swap contract [member] | Interest rate risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 178,069
Average Fixed Interest Rate	0.0302
Later than one year and not later than five years [member] | U.S. Dollar [member] | Forward contract [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 5,466
Average foreign exchange rate | $ / $	1.30
Later than one year and not later than five years [member] | U.S. Dollar [member] | Cross currency swaps [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 28,810
Average foreign exchange rate | $ / $	1.32
Later than one year and not later than five years [member] | EUR [member] | Forward contract [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 11,180
Average foreign exchange rate | € / $	1.54
Later than one year and not later than five years [member] | EUR [member] | Cross currency swaps [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 36,145
Average foreign exchange rate | € / $	1.46
Later than one year and not later than five years [member] | GBP [member] | Cross currency swaps [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 7,860
Average foreign exchange rate | £ / $	1.68
Later than one year and not later than five years [member] | Others [member] | Forward contract [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 91
Later than one year and not later than five years [member] | Others [member] | Cross currency swaps [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	11,537
Later than five years [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	26,540
Later than five years [member] | Hedging Instrument [Member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	158,406
Later than five years [member] | Interest rate swap contract [member] | Interest rate risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	131,866
Later than five years [member] | Equity derivatives forwards contracts [member] | Equity price risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	0
Later than five years [member] | Pay fixed [member] | Interest rate swap contract [member] | Interest rate risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 105,214
Average Fixed Interest Rate	0.0231
Later than five years [member] | Receive fixed [member] | Interest rate swap contract [member] | Interest rate risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 26,652
Average Fixed Interest Rate	0.0302
Later than five years [member] | U.S. Dollar [member] | Forward contract [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 72
Average foreign exchange rate | $ / $	1.31
Later than five years [member] | U.S. Dollar [member] | Cross currency swaps [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 8,789
Average foreign exchange rate | $ / $	1.29
Later than five years [member] | EUR [member] | Forward contract [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 1,338
Average foreign exchange rate | € / $	1.56
Later than five years [member] | EUR [member] | Cross currency swaps [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 15,535
Average foreign exchange rate | € / $	1.44
Later than five years [member] | GBP [member] | Cross currency swaps [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 108
Average foreign exchange rate | £ / $	1.73
Later than five years [member] | Others [member] | Forward contract [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 0
Later than five years [member] | Others [member] | Cross currency swaps [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 698